FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	$ 358,139
Balance at the end of period	476,340	$ 358,139
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	7,198
Balance at the end of period	14,731	7,198
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,800	1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(300)	(100)
Purchases	500	400
Sales	(4,200)	(800)
Issuances	500	800
Settlements	(3,100)	(0)
Transfers into Level 3	300	200
Transfers out of Level 3	(400)	(300)
Foreign currency translation	(100)	0
Balance at the end of period	3,100	1,800
Level 3 | Financial assets at fair value held for trading | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	7,800
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	600	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	0
Purchases	300	400
Sales	(300)	(300)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	800	600
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	400
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	900	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	0	100
Sales	(3,500)	(400)
Issuances	500	800
Settlements	(3,000)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(400)	(200)
Foreign currency translation	(100)	0
Balance at the end of period	1,800	900
Level 3 | Financial assets at fair value held for trading | Loans | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	7,000
Level 3 | Financial assets at fair value held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	100	100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	(100)	(100)
Purchases	0	0
Sales	(200)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	200
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	100	100
Level 3 | Financial assets at fair value held for trading | Equity instruments | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	100
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	4,100	3,700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	200
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	200
Purchases	300	800
Sales	(400)	(700)
Issuances	2,400	0
Settlements	(1,900)	(0)
Transfers into Level 3	500	100
Transfers out of Level 3	(400)	(100)
Foreign currency translation	(100)	0
Balance at the end of period	8,700	4,100
Level 3 | Financial assets at fair value not held for trading | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	4,100
Level 3 | Financial assets at fair value not held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	200	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	100	100
Sales	(100)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	700	200
Level 3 | Financial assets at fair value not held for trading | Investment fund units | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	400
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,300	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	300
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	300	300
Purchases	0	300
Sales	(0)	(0)
Issuances	1,600	0
Settlements	(400)	(0)
Transfers into Level 3	0	100
Transfers out of Level 3	(300)	(100)
Foreign currency translation	(100)	0
Balance at the end of period	3,200	1,300
Level 3 | Financial assets at fair value not held for trading | Loans | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	800
Level 3 | Financial assets at fair value not held for trading | Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,200	1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(100)
Issuances	0	0
Settlements	(1,100)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	200	1,200
Level 3 | Financial assets at fair value not held for trading | Auction rate securities | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	0
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,100	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	200	400
Sales	(200)	(200)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	100	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	2,900	1,100
Level 3 | Financial assets at fair value not held for trading | Equity instruments | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	1,800
Level 3 | Financial assets at fair value not held for trading | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	0
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0
Purchases	0
Sales	(100)
Issuances	0
Settlements	(0)
Transfers into Level 3	300
Transfers out of Level 3	(100)
Foreign currency translation	0
Balance at the end of period	600	0
Level 3 | Financial assets at fair value not held for trading | Asset-backed securities | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	500
Level 3 | Derivatives [Member]
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,300	1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	(300)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	(300)
Purchases	0	0
Sales	(100)	(0)
Issuances	1,300	700
Settlements	(700)	(500)
Transfers into Level 3	700	100
Transfers out of Level 3	(400)	(300)
Foreign currency translation	0	0
Balance at the end of period	2,800	1,300
Level 3 | Derivatives [Member] | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	700
Level 3 | Derivatives [Member] | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	300	500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(100)	(0)
Issuances	500	100
Settlements	(100)	(200)
Transfers into Level 3	200	0
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of period	900	300
Level 3 | Derivatives [Member] | Interest rate contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	0
Level 3 | Derivatives [Member] | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	(200)
Purchases	0	0
Sales	(0)	(0)
Issuances	600	600
Settlements	(300)	(100)
Transfers into Level 3	200	0
Transfers out of Level 3	(300)	(200)
Foreign currency translation	0	0
Balance at the end of period	1,100	700
Level 3 | Derivatives [Member] | Equity / index contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	200
Level 3 | Derivatives [Member] | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	300	300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	0	0
Sales	(0)	(0)
Issuances	100	100
Settlements	(100)	(100)
Transfers into Level 3	300	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of period	600	$ 300
Level 3 | Derivatives [Member] | Credit derivative contracts | Merger with Credit Suisse AG
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Effect from a business combination	$ 100